Investments in equity accounted associates - MX Capital Ltd - Additional Information (Details) - MX Capital Ltd - USD ($) $ in Thousands	Jan. 27, 2022	Feb. 04, 2022
Disclosure of associates [line items]
Percentage of shares acquired (in percent)	48.80%
Consideration	$ 16,586
Further earnout payments	35,000
Fair value of sellers earn-outs	$ 11,502	$ 11,502
Put and call option to obtain full control (as a percent)	100.00%
Fair value of symmetric option to obtain full control	$ 6,779
Further consideration	$ 100,000
Fair value of founders earn-outs		$ 4,692